DISAGGREGATION OF REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
SCHEDULE OF BUSINESS SEGMENT AND GEOGRAPHY

The following tables present the Company’s revenue disaggregated by business segment and geography, based on management’s assessment of available data:

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Sales at a single point in time
Equipment Sales	33,112	21,487	24,695
Services	4,372	2,407	6,368

	37,484	23,894	31,063
Sales over time
Rental	7,284	7,172	4,953

Total sales	44,768	31,066	36,016

SCHEDULE OF GEOGRAPHIC AREA

	Financial Years Ended December 31,
	2025	2024	2023
	US$’000	US$’000	US$’000

Singapore	25,443	17,875	17,430
Taiwan	4,867	2,597	1,061
Canada	4,645	4,842	-
Australia	-	728	6,737
Other countries	9,813	5,024	10,788

	44,768	31,066	36,016